5. Trade Receivables and Reseller Financing (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross of allowance for doubtful accounts	R$ 4,962,689	R$ 3,962,739
Current
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross of allowance for doubtful accounts	4,102,549	3,326,934
Less than 30 days
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross of allowance for doubtful accounts	200,939	167,790
31 - 60 days
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross of allowance for doubtful accounts	46,491	44,152
61 - 90 days
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross of allowance for doubtful accounts	48,197	23,738
91 - 180 days
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross of allowance for doubtful accounts	87,812	60,150
More than 180 days
SummaryOfTradeReceivablesLineItems [Line Items]
Trade receivables, gross of allowance for doubtful accounts	R$ 476,701	R$ 339,975